Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Statements of Operations and Comprehensive (Loss) Income (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statements of Operations and Comprehensive (Loss) Income [Line Items]
Unrealized gains (losses) on securities designated as available-for-sale, net of taxes	$ 5	$ 63
Kentucky First Federal Bancorp [Member]
Schedule of Statements of Operations and Comprehensive (Loss) Income [Line Items]
Unrealized gains (losses) on securities designated as available-for-sale, net of taxes		$ 63	$ 30